INCOME TAXES	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The results of the Company’s operations are included in a federal income tax return. The Company provides deferred income taxes on the net differences between the carrying amounts of assets and liabilities for financial and income tax reporting. The difference between the provision for income taxes reported in the consolidated financial statements and the provision for income taxes based on federal statutory rates results principally from 1) valuation allowance adjustments, 2) goodwill impairment and 3) certain other permanent differences.
The provision for income taxes for the years ended December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Current provision:
Federal	$—	$—
State	—	—
Total current provision	—	—
Deferred provision (benefit) for tax:
Federal - due to acquisition of intangibles	(5,748,105)	—
State	—	—
Total deferred provision (benefit) for tax	(5,748,105)	—
Total provision for tax	$(5,748,105)	$—
Reconciliation of the statutory federal income tax rates consist of the following :

	December 31, 2021	December 31, 2020
Federal statutory rate	(21.0)%	(21.0)%
Goodwill impairment	4.3%	—%
Change in valuation allowance	(1.6)%	21.3%
Other	(0.7)%	(0.3)%
Total	(19.0)%	—%
The Company’s total deferred income taxes at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Asset retirement obligation	$1,143,591	$1,259,361
Mineral rights and properties, plant, and equipment	1,172,407	1,233,374
Mining exploration, development, claims, and permit costs	335,572	174,122
Lease liability	2,739,135	—
Net operating loss carryforward	41,897,036	40,316,072
Capital loss carryforward	—	655,780
Mark-to-market adjustments	3,697,424	—
Other	453,712	88,841
Total deferred tax asset	51,438,877	43,727,550
Valuation allowance	(43,102,265)	(43,579,484)
Net deferred tax assets	8,336,612	148,066
Deferred tax liabilities:
Right of use asset – leases	(2,739,135)	—
Mark-to market adjustments	—	(148,066)
Intangible assets	(5,597,477)	—
Total deferred tax liabilities	(8,336,612)	—
Net deferred tax assets and liabilities	$—	$148,066
The Company records a valuation allowance if, based on the weight of all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. A portion of the change is due to net operating losses released due to acquisitions. At December 31, 2021, and 2020, the Company has determined that a full valuation allowance is necessary against its net deferred tax assets based on the weight of all available evidence. The resulting valuation allowance recorded against the net deferred tax assets of the Company is $43.1 million and $43.6 million at December 31, 2021, and 2020, respectively.
At December 31, 2021, the Company has net operating loss carryforwards of approximately $168.2 million for federal income tax purposes which, if not utilized, will begin to expire in 2024 and could be subject to certain limitations under section 382 of the Internal Revenue Code. Additionally, at December 31, 2021, the Company has net operating loss carryforwards of approximately $31.3 million for federal income tax purposes with no expiration, but which are subject to 80% limitation upon utilization. At December 31, 2021, the Company had no capital loss carryforwards.
At December 31, 2021, and 2020, the Company did not have any unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company currently has no federal or state tax examinations in progress nor has it had any federal or state tax examinations since its inception. The Company is subject to U.S. federal and state income tax examination for tax years 2019 and forward. Tax returns for years prior to 2018 may remain open with respect to net operating loss carryforwards that are utilized in a later year, as tax attributes from prior years can be adjusted during an audit of a later year.